EXPLORATION AND EVALUATION ASSETS (Details Narrative)	1 Months Ended
	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2022 USD ($)	Jan. 31, 2023 CAD ($) shares	Jan. 26, 2023 CAD ($) shares	Sep. 30, 2021 CAD ($) shares	May 31, 2021 shares	Apr. 30, 2021 CAD ($) shares
IfrsStatementLineItems [Line Items]
Common shares issued | shares			200,000	950,000	2,500,000	36,891,918	4,000,000
Common stock fair value | $			$ 946,000	$ 4,503,000	$ 6,300,000		$ 7,200,000
T L C Project [Member]
IfrsStatementLineItems [Line Items]
Amount paid to vendors	$ 4,083,681	$ 3,155,822
Falchani Project [Member]
IfrsStatementLineItems [Line Items]
Amount paid to vendors	$ 517,130	$ 400,000
Common shares issued | shares	2,250,000
Common stock fair value | $	$ 4,635,000